Consolidating Financial Statements - Consolidating Statement of Cash Flows (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Feb. 24, 2013
Schedule Of Condensed Consolidating Statement Of Cash Flows [Line Items]
Acquisition of business, cash acquired	$ 34